STOCKHOLDERS' EQUITY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Common stock, shares authorized	100,000,000	100,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares issued	22,818,800	22,818,800
Common stock, shares outstanding	22,818,800	22,818,800